Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Provisions.
Provision for aircraft maintenance on operating leased aircraft	€ 53.2	€ 75.4	€ 130.7
Provision for pension obligation	4.5	4.5	4.9
Total provisions	€ 57.7	€ 79.9	€ 135.6